Government Assistance Notes Payable (Details Narrative) - USD ($)					12 Months Ended
	Jul. 14, 2021	Mar. 22, 2021	Mar. 11, 2021	Jul. 21, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 17, 2020	May 29, 2020	Apr. 16, 2020
Debt instrument, face amount					$ 1,675,535	$ 942,200		$ 184,820
Paycheck Protection Program First Draw [Member]
Debt instrument, face amount									$ 642,200
Debt instrument interest rate									1.00%
Forgiveness of debt			$ 648,265
Forgiveness of interest payable			$ 6,065
Paycheck Protection Second Draw [Member]
Debt instrument, face amount		$ 1,025,535
Debt instrument interest rate		1.00%
Debt instrument maturity date		Mar. 30, 2026
Economic Injury/Disaster Loan (Restaurant.com) [Member]
Debt instrument, face amount					500,000	150,000
Economic Injury/Disaster Loan (Restaurant.com) [Member] | SBA [Member]
Debt instrument, face amount	$ 350,000						$ 150,000
Debt instrument interest rate	3.75%
Debt instrument periodic payment	$ 2,521
Debt instrument term	30 years
Economic Injury/Disaster Loan (Restaurant.com) [Member] | SBA [Member] | Grant [Member]
Advance from Government					10,000
Economic Injury/Disaster Loan (uBid) [Member]
Debt instrument, face amount					150,000	150,000
Economic Injury/Disaster Loan (uBid) [Member] | SBA [Member]
Debt instrument, face amount				$ 150,000
Debt instrument interest rate				3.75%
Debt instrument periodic payment				$ 731
Debt instrument term				30 years
Accrued interest					25,321	9,942
Debt instrument interest expenses					$ 27,370	$ 9,942